SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
Reportable segment results
(in thousands)	Mining	Closed Mines Services	Corporate and Other	Total

Statement of Operations:
Revenues	3,207	8,829	7,964	20,000

Expenses:
Operating expenses	(5,110)	(7,791)	-	(12,901)
Exploration	(4,477)	-	-	(4,477)
Evaluation	(15,521)	-	-	(15,521)
General and administrative	(19)	-	(9,672)	(9,691)
	(25,127)	(7,791)	(9,672)	(42,590)
Segment income (loss)	(21,920)	1,038	(1,708)	(22,590)

Revenues-supplemental:
Environmental services	-	8,829	-	8,829
Management fees	-	-	7,964	7,964
Toll milling services-deferred revenue (note 12)	3,207	-	-	3,207
	3,207	8,829	7,964	20,000

Capital additions:
Property, plant and equipment (note 10)	1,009	102	191	1,302

Long-lived assets:
Plant and equipment
Cost	101,392	4,182	1,062	106,636
Accumulated depreciation	(28,542)	(2,907)	(513)	(31,962)
Mineral properties	179,788	-	-	179,788
	252,638	1,275	549	254,462
(in thousands)	Mining	Closed Mines Services	Corporate and Other	Total

Statement of Operations:
Revenues	3,614	8,205	2,604	14,423

Expenses:
Operating expenses	(3,742)	(6,849)	(3)	(10,594)
Exploration	(5,314)	-	-	(5,314)
Evaluation	(3,718)	-	-	(3,718)
General and administrative	(19)	-	(7,590)	(7,609)
	(12,793)	(6,849)	(7,593)	(27,235)
Segment income (loss)	(9,179)	1,356	(4,989)	(12,812)

Revenues-supplemental:
Uranium concentrate sales	852	-	-	852
Environmental services	-	8,205	-	8,205
Management fees	-	-	2,604	2,604
Toll milling services-deferred revenue (note 12)	2,762	-	-	2,762
	3,614	8,205	2,604	14,423

Capital additions:
Property, plant and equipment (note 10)	289	15	-	304

Long-lived assets:
Plant and equipment
Cost	101,540	4,546	892	106,978
Accumulated depreciation	(26,241)	(3,194)	(416)	(29,851)
Mineral properties	179,743	-	-	179,743
	255,042	1,352	476	256,870

Expected future revenue, by segment
(in thousands)	2022	2023	2024	2025	There- after	Total

Revenues-by Segment:
Closed Mines Services
Environmental services	7,218	3,301	-	-	-	10,519
Total Revenue Commitments	7,218	3,301	-	-	-	10,519